Related Party Transactions (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions Details
Balance owing beginning of year, Principal	$ 281,019	$ 350,000
Balance owing beginning of year, Interest	1,940	49,452
Balance owing beginning of year, Total	282,959	399,452
Interest accrued during the year	14,883	23,507
Payments made during the year	(125,000)	(140,000)
Total interest and principal owing, end of year	172,842	282,959
Less interest owing, end of year, shown as accounts payable and accrued charges (Note 7)	(6,906)	(1,940)
Principal owing, end of year	$ 165,936	$ 281,019